INCOME TAX EXPENSE (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Hong Kong MecoxLane Hong Kong	Dec. 31, 2013 Hong Kong Rampage Hong Kong	Dec. 31, 2013 Hong Kong eMecoxLane Hong Kong	Dec. 31, 2013 Hong Kong Mexi-Care Hong Kong	Dec. 31, 2013 Hong Kong Mixblu Hong Kong	Dec. 31, 2013 PRC USD ($)	Dec. 31, 2013 PRC CNY	Dec. 31, 2013 PRC Mai Wang Information	Dec. 31, 2012 PRC Mai Wang Information	Dec. 31, 2011 PRC Mai Wang Information	Dec. 31, 2013 PRC Other subsidiaries and VIEs	Dec. 31, 2012 PRC Other subsidiaries and VIEs	Dec. 31, 2011 PRC Other subsidiaries and VIEs
INCOME TAX EXPENSE
Current tax			$ 323,911
Deferred tax		323,911	2,619,858
Income tax expense		323,911	2,943,769
Income Tax Expense
Income tax rate (as a percent)	25.00%	25.00%	25.00%	16.50%	16.50%	16.50%	16.50%	16.50%						25.00%	25.00%	25.00%
Preferential income tax rate for entities registered in Pudong New District, Shanghai (as a percent)											25.00%	12.50%	12.50%
Gross unrecognized tax benefits	0	0
Period of statute of limitations, if the underpayment of income taxes is due to computational errors made by the taxpayer									3 years	3 years
Period of statute of limitations, if the underpayment of income tax liability exceeds the specified amount									5 years	5 years
Threshold level of underpayment of taxes which indicates statute of limitations may be extended									$ 16,400	100,000
Period of statute of limitations for transfer pricing related adjustment									10 years	10 years